Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	May 31, 2024	Dec. 12, 2023	Nov. 30, 2023	Sep. 19, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000240509
Account Value [Line Items]
Line Graph and Table Measure Name	AB US Low Volatility Equity ETF
Account Value	$ 12,932	$ 12,932		$ 11,609
C000240507
Account Value [Line Items]
Line Graph and Table Measure Name	AB Disruptors ETF
Account Value	$ 14,770	14,770		11,546
C000241312
Account Value [Line Items]
Line Graph and Table Measure Name	AB High Yield ETF
Account Value	$ 15,178	$ 15,178		14,378		$ 13,323	$ 14,684	$ 13,712	$ 12,665	$ 11,510	$ 11,453	$ 10,630	$ 9,624	$ 9,991	$ 10,000
C000245882
Account Value [Line Items]
Line Graph and Table Measure Name		AB Conservative Buffer ETF
Account Value	10,586	$ 10,586	$ 10,000
C000245884
Account Value [Line Items]
Line Graph and Table Measure Name		AB Corporate Bond ETF
Account Value	$ 10,274	$ 10,274	10,000
C000237019
Account Value [Line Items]
Line Graph and Table Measure Name	AB Ultra Short Income ETF
Account Value	$ 10,929	10,929		10,616		10,046
C000241953
Account Value [Line Items]
Line Graph and Table Measure Name	AB US Large Cap Strategic Equities ETF
Account Value	$ 12,310	$ 12,310		10,392	$ 10,000
C000245886
Account Value [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Long Municipal ETF
Account Value	$ 10,143	$ 10,143	10,000
C000240508
Account Value [Line Items]
Line Graph and Table Measure Name	AB US High Dividend ETF
Account Value	$ 13,510	$ 13,510		11,374
C000245883
Account Value [Line Items]
Line Graph and Table Measure Name		AB Core Plus Bond ETF
Account Value	10,143	$ 10,143	10,000
C000245885
Account Value [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Intermediate Municipal ETF
Account Value	$ 10,171	$ 10,171	10,000
C000237018
Account Value [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Short Duration Municipal ETF
Account Value	$ 10,484	10,484		10,364		10,022
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,428	13,428		11,541
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 12,792	12,792		11,210
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 12,527	$ 12,527		12,142		11,726	13,870	13,944	12,704	10,966	11,310	10,653	10,187	10,171	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	11,441	$ 11,441	10,000
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Account Value	$ 10,171	$ 10,171	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,272	10,272		10,059		9,942
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,000	$ 12,000		10,313	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	$ 9,979	$ 9,979	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,428	$ 13,428		11,541
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	10,092	$ 10,092	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	$ 9,979	$ 9,979	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,578	10,578		10,539		10,106
AllianceBernstein Index: MSCI ACWI Growth
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth
Account Value	$ 13,458	13,458		11,633
AllianceBernstein Index: Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Account Value	$ 15,226	15,226		14,444		13,289	$ 14,597	$ 13,866	$ 12,938	$ 11,797	$ 11,754	$ 10,768	$ 9,605	$ 9,941	$ 10,000
AllianceBernstein Index: FTSE 3-Month US T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month US T-Bill Index
Account Value	$ 10,874	$ 10,874		10,580		10,065
AllianceBernstein Index: Bloomberg 20 Year (17-22) Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 20 Year (17-22) Municipal Index
Account Value	$ 10,020	$ 10,020	$ 10,000
AllianceBernstein Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index
Account Value	$ 10,341	$ 10,341		$ 10,308		$ 10,031